Share-Based Compensation Summary of Restricted Stock Performance Units Activity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding at January 1	1,771,664,000		1,817,745,000		1,478,000,000
Granted	331,053,000		394,928,000		575,694,000
Vested (a)	(605,458,000)	[1]	(429,034,000)	[1]	(229,979,000)	[1]
Forfeitures	(33,565,000)		(11,975,000)		(5,970,000)
Shares outstanding at December 31	1,463,694,000		1,771,664,000		1,817,745,000
Weighted average grant-date fair value of outstanding shares at January 1	$ 23.44		$ 22.37		$ 20.70
Weighted average grant-date fair value of shares granted	$ 51.99		$ 27.46		$ 27.80
Weighted average grant-date fair value of shares vested (a)	$ 19.54	[1]	$ 22.66	[1]	$ 25.29	[1]
Weighted average grant-date fair value of share forfeitures	$ 24.76		$ 21.46		$ 22.45
Weighted average grant-date fair value of outstanding shares at December 31	$ 31.48		$ 23.44		$ 22.37
Fair value of awards vested	$ 29.5		$ 12.4		$ 6.1
Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	70,600
Weighted average grant-date fair value of shares granted	$ 47.83

[1]	The total fair value of awards upon vesting for the years ended December 31, 2013, 2012, and 2011, was $29.5 million, $12.4 million, and $6.1 million, respectively.